Average Annual Total Returns		12 Months Ended	60 Months Ended	116 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.79%	10.40%	9.29%
MSCI ACWI IMI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	9.66%	8.72%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	10.07%	9.17%
Performance Inception Date	Apr. 30, 2015
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.68%	8.04%	7.72%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.63%	7.35%	6.99%